Leases - Summary of Movement of Lease Liabilities (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Presentation of leases for lessee [abstract]
Opening Balance		$ 262,383	$ 336,090
Lease additions and modifications		248,063	0
Interest charged for the year		13,382	10,457
Disposals		0	0
Principle paid for the year	[1]	(214,378)	(77,541)	$ 0
Interest paid for the year		(13,154)	(6,295)
Foreign exchange adjustments		(7,989)	(328)
Closing Balance		$ 288,307	$ 262,383	$ 336,090

[1]	Non-cash investing and financing activities relate mainly to the following: • Fair value movement of convertible notes disclosed in Note 16 to the financial statements. • Fair value movement of warrant liability disclosed in Note 15 to the financial statements. • Exercise of vested performance rights for no cash consideration disclosed in Note 21 to the financial statements.